Capital Lease (Details) - Schedule of Future Minimum Lease Payments for Capital Leases (USD $)	Dec. 31, 2013
Principal [Member]
Capital Lease (Details) - Schedule of Future Minimum Lease Payments for Capital Leases [Line Items]
2014	$ 285,363
2015	312,125
2016	341,396
2017	373,413
2018	162,640
Total minimum lease payments	1,474,937
Interest [Member]
Capital Lease (Details) - Schedule of Future Minimum Lease Payments for Capital Leases [Line Items]
2014	109,437
2015	82,675
2016	53,404
2017	21,387
2018	245
Total minimum lease payments	$ 267,148